Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005451
Average Annual Return [Line Items]
Average Annual Return, Percent	27.28%	5.28%		15.77%
Without Sales Load [Member] | C000177214
Average Annual Return [Line Items]
Average Annual Return, Percent	27.48%	5.43%	16.50%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%		11.72%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	12.29%
MSCI All Country World Index Information Technology Net
Average Annual Return [Line Items]
Average Annual Return, Percent	26.37%	17.13%		21.59%
MSCI All Country World Index Information Technology Net
Average Annual Return [Line Items]
Average Annual Return, Percent	26.37%	17.13%	22.47%